Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties

	Half year ended 30.06.21		Half year ended 30.06.20
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(304)	10	(346)	31
Operating expenses	(31)	(1,560)	(34)	(1,443)

	As at 30.06.21		As at 31.12.20
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	6,311	1,672	6,803	1,917
Total liabilities	28,201	3,779	25,819	3,954